Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Beginning balance	£ 1,153.5	[1]	£ 1,310.3
Payments due to vendors (earnout agreements) (note 18)	(414.7)		(630.7)		£ (976.5)
Ending balance	666.7		1,153.5	[1]
At Fair Value [member] | Level 1 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	333.2
Ending balance			333.2
At Fair Value [member] | Level 1 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	0.4
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	128.1
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(14.2)		(3.3)
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	8.4		2.1
At Fair Value [member] | Level 2 [member] | Held for trading [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities			(3.5)
At Fair Value [member] | Level 2 [member] | Held for trading [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets			1.0
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(2.6)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1.3
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 18)			(630.7)
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options			(258.1)
Beginning balance	(258.1)		(297.0)
Gains recognised in the income statement	34.5		52.5
Exchange adjustments	1.1		7.5
Additions	(43.5)		(40.5)
Cancellations	2.2		2.9
Settlements	21.8		16.5
Ending balance	(242.0)		(258.1)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	820.3		881.0
Gains/(losses) recognised in the income statement	61.1		(13.8)
Gains/(losses) recognised in other comprehensive income	(140.6)		15.1
Exchange adjustments			(70.9)
Additions	35.0		67.7
Disposals	(237.3)		(1.7)
Reclassifications from other investments to interests in associates	(0.3)		(57.1)
Settlements	0.0		0.0
Ending balance	538.2		£ 820.3
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 18)	(414.7)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(242.0)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	319.2
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	£ 219.0

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.